Stock Based Compensation	12 Months Ended
Dec. 31, 2017
Share-based Compensation [Abstract]
Stock Based Compensation

Note 17 Stock-Based Compensation

TDS Consolidated

The following table summarizes stock-based compensation expense recognized during 2017, 2016 and 2015:

Year Ended December 31,	2017	2016	2015
(Dollars in millions)
Stock option awards	$10	$16	$18
Restricted stock unit awards	29	24	20
Performance share awards	5	–	–
Deferred compensation bonus and matching stock unit awards	1	1	1
Awards under Non-Employee Director compensation plan	1	1	1
Total stock-based compensation, before income taxes	46	42	40
Income tax benefit	(17)	(16)	(15)
Total stock-based compensation expense, net of income taxes	$29	$26	$25

At December 31, 2017, unrecognized compensation cost for all stock‑based compensation awards was $50 million and is expected to be recognized over a weighted average period of 1.8 years.

The following table provides a summary of the classification of stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2017	2016	2015
(Dollars in millions)
Selling, general and administrative expense	$42	$39	$37
Cost of services and products	4	3	3
Total stock-based compensation	$46	$42	$40

TDS’ tax benefits realized from the exercise of stock options and other awards totaled $9 million in 2017.

TDS (Excluding U.S. Cellular)

The information in this section relates to stock‑based compensation plans using the equity instruments of TDS.  Participants in these plans are employees of TDS Corporate and TDS Telecom and Non-employee Directors of TDS.  Information related to plans using the equity instruments of U.S. Cellular are shown in the U.S. Cellular section following the TDS section.

Under the TDS Long-Term Incentive Plans, TDS may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees.

TDS had reserved 15,702,000 Common Shares at December 31, 2017, for equity awards granted and to be granted under the TDS Long-Term Incentive Plans in effect.  At December 31, 2017, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, performance share awards and deferred compensation stock unit awards.

TDS has also established a Non-Employee Directors’ compensation plan under which it has reserved 85,000 TDS Common Shares at December 31, 2017, for issuance as compensation to members of the Board of Directors who are not employees of TDS.

TDS uses treasury stock to satisfy requirements for shares issued pursuant to its various stock-based compensation plans.

Long-Term Incentive Plan – Stock Options

Stock options granted to key employees are exercisable over a specified period not in excess of ten years.  Stock options generally vest over periods up to three years from the date of grant.  Stock options outstanding at December 31, 2017, expire between 2018 and 2027.  However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement.  Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options.  The exercise price of options equals the market value of TDS common stock on the date of grant.

TDS estimated the fair value of stock options granted in 2017, 2016 and 2015 using the Black-Scholes valuation model and the assumptions shown in the table below:

	2017	2016	2015
Expected life	6.4 years	6.2 years	6.1 years
Expected annual volatility rate	30.4%	30.3%	30.8%
Dividend yield	2.2%	2.0%	1.9%
Risk-free interest rate	2.0%	1.3%	1.8%
Estimated annual forfeiture rate	2.5%	2.7%	3.2%

Pre-vesting forfeitures and expected life are estimated based on historical experience related to similar awards, giving considerations to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior.  TDS believes that its historical experience provides the best estimates of future pre-vesting forfeitures and future expected life.  The expected volatility assumption is based on historical volatility of TDS’ common stock over a period commensurate with the expected life.  The dividend yield assumption is equal to the dividends declared in the most recent year as a percentage of the share price on the date of grant.  The risk-free interest rate assumption is determined using the U.S. Treasury Yield Curve Rate with a term length that approximates the expected life of the stock options.

A summary of TDS stock options (total and portion exercisable) and changes during 2017 is presented in the tables and narrative below.

				Weighted
				Average
		Weighted	Aggregate	Remaining
		Average	Intrinsic	Contractual
	Number of	Exercise	Value	Life
Common Share Options	Options	Prices	(in millions)	(in years)
Outstanding at December 31, 2016	8,677,000	$29.98
(6,167,000 exercisable)		30.59
Granted	701,000	27.79
Exercised	(278,000)	25.05
Forfeited	(426,000)	28.79
Expired	(813,000)	54.39
Outstanding at December 31, 2017	7,861,000	$27.49	$13	4.6
(5,927,000 exercisable)		$27.04	$13	3.3

The weighted average grant date fair value per share of the TDS stock options granted in 2017, 2016 and 2015 was $7.06, $7.24 and $7.66, respectively.  The aggregate intrinsic value of TDS stock options exercised in 2017, 2016 and 2015 was $1 million, $4 million and $4 million, respectively.  The aggregate intrinsic value at December 31, 2017, presented in the table above represents the total pre-tax intrinsic value (the difference between TDS’ closing stock prices and the exercise price, multiplied by the number of in-the-money options) that would have been received by option holders had all options been exercised on December 31, 2017.

Long-Term Incentive Plans – Restricted Stock Units

TDS also grants restricted stock unit awards to key employees.  Each outstanding restricted stock unit is convertible into one Common Share Award.  The restricted stock unit awards currently outstanding were granted in 2015, 2016 and 2017 and will vest in 2018, 2019 and 2020, respectively.

TDS estimates the fair value of restricted stock units by reducing the grant-date price of TDS’ shares by the present value of the dividends expected to be paid on the underlying shares during the requisite service period, discounted at the appropriate risk-free interest rate, since employees are not entitled to dividends declared on the underlying shares while the restricted stock is unvested.  The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

A summary of TDS nonvested restricted stock units and changes during 2017 is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average
		Grant Date
		Fair Value
Nonvested at December 31, 2016	1,130,000	$26.97
Granted	494,000	$25.97
Vested	(322,000)	$25.27
Forfeited	(127,000)	$27.09
Nonvested at December 31, 2017	1,175,000	$27.01

No restricted stock units vested during 2015.  The total fair values as of the respective vesting dates of restricted stock units vested during 2017 and 2016 were $9 million and $10 million, respectively.  The weighted average grant date fair value per share of the restricted stock units granted in 2017, 2016 and 2015 was $25.97, $27.87 and $27.57, respectively.

Long-Term Incentive Plans – Performance Share Awards (Performance Shares)

Beginning in 2016, TDS granted performance shares, specifically performance stock units, to certain TDS executive officers.  Each recipient may be entitled to shares of TDS common stock equal to 0% to 200% of a communicated target award depending on the achievement of predetermined performance-based and market-based operating targets over a three year period.  Performance-based operating targets include Total Revenue and Return on Capital.  Market-based operating targets are measured against TDS’ total shareholder return relative to a defined peer group.  Performance shares accumulate dividend equivalents, which are forfeitable if the performance metrics are not achieved.

TDS estimates fair value of performance-based operating targets using TDS’ closing stock price on the date of grant.  An estimate of the number of performance shares expected to vest based upon achieving the performance-based operating targets is made and the fair value is expensed on a straight-line basis over the requisite service period.  Each reporting period these estimates are reviewed and stock compensation expense is adjusted accordingly to reflect the new estimates of total awards expected to vest.  If any part of the performance shares does not vest as a result of the established performance-based operating targets not being achieved, the related stock compensation expense is reversed.

TDS estimates the market-based operating target’s fair value using an internally developed valuation model.  This estimated fair value approximated TDS’ closing stock price at the date of grant for market-based share awards granted in 2017 and 2016.  This market-based operating target value determined at the date of grant is expensed on a straight-line basis over the requisite service period and the stock compensation expense is not adjusted during the performance period for the subsequent changes in the value of the market-based share awards and will not be reversed even if the market-based operating target is not achieved.

A summary of TDS nonvested performance shares and changes during 2017 is presented in the table below:

Common Performance Shares	Number	Weighted Average
		Grant Date
		Fair Value
Nonvested at December 31, 2016	97,000	$29.45
Granted	115,000	$27.79
Accumulated dividend equivalents	4,000	$28.68
Nonvested at December 31, 2017	216,000	$28.56

No performance shares vested during 2017 or 2016.  The weighted average grant date fair value per share of the performance shares granted in 2017 and 2016 was $27.79 and $29.45, respectively.

Long-Term Incentive Plans – Deferred Compensation Stock Units

Certain TDS employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred.  All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in TDS Common Share units.  The amount of TDS’ matching contribution depends on the portion of the annual bonus that is deferred.  Participants receive a 25% stock unit match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in TDS Common Share units and vest over three years.

The total fair values of deferred compensation stock units that vested during 2017, 2016 and 2015 were less than $1 million.  The weighted average grant date fair value per share of the deferred compensation stock units granted in 2017, 2016 and 2015 was $27.13, $27.94 and $25.36, respectively.  As of December 31, 2017, there were 112,000 vested but unissued deferred compensation stock units valued at $3 million.

Compensation of Non-Employee Directors

TDS issued 27,000, 27,000 and 28,000 Common Shares under its Non-Employee Director plan in 2017, 2016 and 2015, respectively.

Dividend Reinvestment Plans

TDS had reserved 1,405,000 Common Shares at December 31, 2017, for issuance under Automatic Dividend Reinvestment and Stock Purchase Plans and 247,000 Series A Common Shares for issuance under the Series A Common Share Automatic Dividend Reinvestment Plan.  These plans enabled holders of TDS’ Common Shares to reinvest cash dividends in Common Shares and holders of Series A Common Shares to reinvest cash dividends in Series A Common Shares.  The purchase price of the shares is 95% of the market value, based on the average of the daily high and low sales prices for TDS’ Common Shares on the New York Stock Exchange for the ten trading days preceding the date on which the purchase is made.  These plans are considered non-compensatory plans; therefore, no compensation expense is recognized for stock issued under these plans.

U.S. Cellular

The information in this section relates to stock‑based compensation plans using the equity instruments of U.S. Cellular.  Participants in these plans are employees of U.S. Cellular and Non-employee Directors of U.S. Cellular.  Information related to plans using the equity instruments of TDS are shown in the previous section.

U.S. Cellular has established the following stock‑based compensation plans: Long-Term Incentive Plans and a Non-Employee Director compensation plan.

Under the U.S. Cellular Long-Term Incentive Plans, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees.  At December 31, 2017, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, performance share awards and deferred compensation stock unit awards.

Under the Non-Employee Director compensation plan, U.S. Cellular may grant Common Shares to members of the Board of Directors who are not employees of U.S. Cellular or TDS.

At December 31, 2017, U.S. Cellular had reserved 14,449,000 Common Shares for equity awards granted and to be granted under the Long-Term Incentive Plans and 154,000 Common Shares for issuance under the Non-Employee Director compensation plan.

U.S. Cellular uses treasury stock to satisfy requirements for Common Shares issued pursuant to its various stock-based compensation plans.

Long-Term Incentive Plans – Stock Options

Stock options granted to key employees are exercisable over a specified period not in excess of ten years.  Stock options generally vest over a period of three years from the date of grant.  Stock options outstanding at December 31, 2017, expire between 2018 and 2026.  However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement.  Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options.  The exercise price of options equals the market value of U.S. Cellular Common Shares on the date of grant.

U.S. Cellular did not grant stock option awards in 2017.  U.S. Cellular estimated the fair value of stock options granted during 2016 and 2015 using the Black-Scholes valuation model and the assumptions shown in the table below.

	2016	2015
Expected life	4.7 years	4.6 years
Expected annual volatility rate	30.5%	30.1%
Dividend yield	0%	0%
Risk-free interest rate	1.2%	1.2%
Estimated annual forfeiture rate	9.4%	9.7%

Pre-vesting forfeitures and expected life are estimated based on historical experience related to similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior.  U.S. Cellular believes that its historical experience provides the best estimates of future pre-vesting forfeitures and future expected life.  The expected volatility assumption is based on the historical volatility of U.S. Cellular’s common stock over a period commensurate with the expected life.  The dividend yield assumption is zero because U.S. Cellular has never paid a dividend, except a special cash dividend in June 2013, and has expressed its intention to retain all future earnings in the business.  The risk-free interest rate assumption is determined using the U.S. Treasury Yield Curve Rate with a term length that approximates the expected life of the stock options.

The fair value of options is recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during 2017 is presented in the table below:

				Weighted
				Average
		Weighted	Aggregate	Remaining
		Average	Intrinsic	Contractual
	Number of	Exercise	Value	Life
Common Share Options	Options	Price	(in millions)	(in years)
Outstanding at December 31, 2016	3,973,000	$41.92
(1,937,000 exercisable)		42.54
Exercised	(162,000)	36.21
Forfeited	(74,000)	41.62
Expired	(242,000)	57.67
Outstanding at December 31, 2017	3,495,000	$41.10	$3	6.0
(2,475,000 exercisable)		$40.79	$2	5.4

The weighted average grant date fair value per share of the U.S. Cellular stock options granted in 2016 and 2015 was $12.77 and $9.94, respectively.  The aggregate intrinsic value of U.S. Cellular stock options exercised in 2017, 2016 and 2015 was $1 million, $4 million and $2 million, respectively.  The aggregate intrinsic value at December 31, 2017, presented in the table above represents the total pre-tax intrinsic value (the difference between U.S. Cellular’s closing stock price and the exercise price multiplied by the number of in-the-money options) that would have been received by option holders had all options been exercised on December 31, 2017.

Long-Term Incentive Plans – Restricted Stock Units

Restricted stock unit awards granted to key employees generally vest after three years.  U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant.  The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2017, and changes during the year then ended is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average
		Grant Date
		Fair Value
Nonvested at December 31, 2016	1,310,000	$40.74
Granted	557,000	38.04
Vested	(294,000)	41.24
Forfeited	(90,000)	40.07
Nonvested at December 31, 2017	1,483,000	$39.67

The total fair value of restricted stock units that vested during 2017, 2016 and 2015 was $11 million, $15 million and $13 million, respectively.  The weighted average grant date fair value per share of the restricted stock units granted in 2017, 2016 and 2015 was $38.04, $43.32 and $37.24, respectively.

Long-Term Incentive Plans – Performance Share Awards (Performance Shares)

Beginning in 2017, U.S. Cellular granted performance shares, specifically performance stock units, to key employees.  The performance shares vest after three years.  Each recipient may be entitled to shares of U.S. Cellular common stock equal to 50% to 200% of a communicated target award depending on the achievement of predetermined performance-based operating targets over the performance period, which is a one year period beginning on January 1 in the year of grant to December 31 in the year of grant.  The remaining time through the end of the vesting period is considered the “time-based period”.  Performance-based operating targets include Simple Free Cash Flow, Consolidated Total Revenue and Postpaid Handset Voluntary Defections.  Subject to vesting during the time-based period, the performance share award agreement provides that in no event shall the award be less than 50% of the target opportunity as of the grant date.

U.S. Cellular estimates the fair value of performance shares using U.S. Cellular’s closing stock price on the date of grant.  An estimate of the number of performance shares expected to vest based upon achieving the performance-based operating targets is made and the aggregate fair value is expensed on a straight-line basis over the requisite service period.  Each reporting period, during the performance period, the estimate of the number of performance shares expected to vest is reviewed and stock compensation expense is adjusted as appropriate to reflect the revised estimate of the aggregate fair value of the performance shares expected to vest.

A summary of U.S. Cellular’s nonvested performance shares and changes during 2017 is presented in the table below:

Common Performance Shares	Number	Weighted Average
		Grant Date
		Fair Value
Nonvested at December 31, 2016	–	$–
Granted	352,000	$36.92
Forfeited	(10,000)	$36.92
Nonvested at December 31, 2017	342,000	$36.92

Long-Term Incentive Plans – Deferred Compensation Stock Units

Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred.  All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units.  The amount of U.S. Cellular’s matching contribution depends on the portion of the annual bonus that is deferred.  Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units and vest over three years.

The total fair value of deferred compensation stock units that vested during 2017, 2016 and 2015 was less than $1 million.  The weighted average grant date fair value per share of the deferred compensation stock units granted in 2017, 2016 and 2015 was $36.02, $41.31 and $35.96, respectively.  As of December 31, 2017, there were 21,000 vested but unissued deferred compensation stock units valued at $1 million.

Compensation of Non-Employee Directors

U.S. Cellular issued 15,000, 13,000 and 15,000 Common Shares in 2017, 2016 and 2015, respectively, under its Non-Employee Director compensation plan.